Segments Results	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segments Results

Note 13 – Segment Results

ASC 280-10, “Disclosures about Segments of an Enterprise and Related Information", establishes standards for reporting information about operating segments. The following information is provided in accordance with the requirements of ASC 280-10 and is consistent with how business results are reported to the chief operating decision maker.

The Company’s segments are strategic business units that offer different services to different industries and are managed accordingly. The Company analyzes its operating segments based on the segment's gross income. The Company has two reportable segments: (1) Digital media services to television and radio broadcasting industries (hereinafter- Content management and distribution services), and (2) Mobile satellite communications services (hereinafter- Mobile satellite services).

The Chief Operating Decision Maker (“CODM”) evaluates each segment’s performance based upon revenues and gross income. The CODM believes such discussions are the most informative representation of how the CODM evaluates performance. Business segment revenues and gross profit are presented below.

The Company’s CODM does not review segment assets information in order to assess each segment performance. Furthermore, asset information is monitored at the corporate level and reported to the CODM on a total company basis versus a segment basis.

The following tables show components of results of operations by segment:

Year ended December 31, 2015

		Content
	Mobile	management
	satellite	and distribution
	services	services	Total
Total revenue	12,252	128,093	140,345

Gross income	1,533	30,631	32,164

Sales and marketing			15,032
General and administrative			7,826

Operating income			9,306

Financial expenses			(1,137)

Income before taxes on income			8,169

Depreciation and amortization	273	9,871	10,144

Year ended December 31, 2014

		Content
	Mobile	management
	satellite	and distribution
	services	services	Total
Total revenue	11,476	119,750	131,226

Gross income	1,515	28,535	30,050

Sales and marketing			13,329
General and administrative			9,544

Operating income			7,177

Financial expenses, net			(541)

Income before taxes on income			6,636

Depreciation and amortization	365	9,145	9,510

Year ended December 31, 2013

		Content
	Mobile	Management
	satellite	and distribution
	services	services	Total
Total revenue	11,038	110,757	121,795

Gross income	1,952	27,530	29,482

Sales and marketing			9,517
General and administrative			12,003

Operating income			7,962

Financial expenses, net			(153)

Income before taxes on income			7,809

Depreciation and amortization	532	8,748	9,280

Revenue is attributed to geographic region based on the location of the customers.

Revenues and long lived assets by geographic areas:

	Year ended December 31
	2013	2014	2015
Revenues:

North America	35,520	36,142	35,567
Europe	49,962	55,811	62,815
Asia	13,655	15,537	14,149
Israel	9,165	7,956	9,775
Middle East (other than Israel)	8,964	10,796	10,200
Rest of the world	4,529	4,984	7,839

Total	121,795	131,226	140,345

	Year ended December 31
	2014	2015
Long-lived assets:

Israel	40,788	63,812
North America	7,039	6,857
Europe	14,656	23,113
Total	62,483	93,782